SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jul. 01, 2022	Jun. 30, 2022	May 09, 2022	May 02, 2022	Feb. 28, 2022	Nov. 19, 2021
JLM
Disclosure of detailed information about business combination [line items]
Current assets					$ 10
Property, plant and equipment					10
Intangible assets					24
Other non-current assets					0
Total assets					44
Deferred tax liabilities					(8)
Other liabilities					(13)
Total liabilities					(21)
Net assets acquired					23
Consideration paid net of cash acquired					43
Deferred consideration					0
Non-controlling interests					0
Fair value of previously held interests at acquisition date					0
Remeasurement gain relating to the equity interest previously held					0
Goodwill/(bargain purchase gain)					$ 20
ASL
Disclosure of detailed information about business combination [line items]
Current assets				$ 11
Property, plant and equipment				14
Intangible assets				16
Other non-current assets				1
Total assets				42
Deferred tax liabilities				(6)
Other liabilities				(10)
Total liabilities				(16)
Net assets acquired				26
Consideration paid net of cash acquired				39
Deferred consideration				0
Non-controlling interests				0
Fair value of previously held interests at acquisition date				0
Remeasurement gain relating to the equity interest previously held				0
Goodwill/(bargain purchase gain)				$ 13
CSM
Disclosure of detailed information about business combination [line items]
Current assets			$ 68
Property, plant and equipment			16
Intangible assets			0
Other non-current assets			1
Total assets			85
Deferred tax liabilities			0
Other liabilities			(51)
Total liabilities			(51)
Net assets acquired			34
Consideration paid net of cash acquired			7
Deferred consideration			0
Non-controlling interests			4
Fair value of previously held interests at acquisition date			20
Remeasurement gain relating to the equity interest previously held			0
Goodwill/(bargain purchase gain)			$ (3)
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Current assets		$ 283
Property, plant and equipment		949
Intangible assets		11
Other non-current assets		0
Total assets		1,243
Deferred tax liabilities		(30)
Other liabilities		(82)
Total liabilities		(112)
Net assets acquired		1,131
Consideration paid net of cash acquired		805
Deferred consideration		0
Non-controlling interests		229
Fair value of previously held interests at acquisition date		0
Remeasurement gain relating to the equity interest previously held		0
Goodwill/(bargain purchase gain)		$ (97)
ALBA
Disclosure of detailed information about business combination [line items]
Current assets	$ 34
Property, plant and equipment	53
Intangible assets	30
Other non-current assets	0
Total assets	117
Deferred tax liabilities	(13)
Other liabilities	(70)
Total liabilities	(83)
Net assets acquired	34
Consideration paid net of cash acquired	45
Deferred consideration	11
Non-controlling interests	0
Fair value of previously held interests at acquisition date	0
Remeasurement gain relating to the equity interest previously held	0
Goodwill/(bargain purchase gain)	$ 22
Condesa Tubos, S.L. ("Condesa") [Member]
Disclosure of detailed information about business combination [line items]
Current assets						$ 92
Property, plant and equipment						39
Intangible assets						0
Other non-current assets						10
Total assets						141
Deferred tax liabilities						0
Other liabilities						(84)
Total liabilities						(84)
Net assets acquired						57
Consideration paid net of cash acquired						25
Deferred consideration						0
Non-controlling interests						0
Fair value of previously held interests at acquisition date						11
Remeasurement gain relating to the equity interest previously held						(3)
Goodwill/(bargain purchase gain)						$ (24)